Loans, Nonaccrual and Past Due Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	$ 1,200	$ 993
60-89 Days Past Due	32	1,894
Greater than 90 Days and Not Accruing	13,559	26,892
Total Past Due	14,791	29,779
Current	743,710	683,282
Loans	758,501	713,061
Loans > 90 Days and Accruing	0	0
Commercial and Industrial
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	1,874
Greater than 90 Days and Not Accruing	740	61
Total Past Due	740	1,935
Current	26,400	28,157
Loans	27,140	30,092
Loans > 90 Days and Accruing	0	0
Residential
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	0	238
Total Past Due	0	238
Current	7,750	5,621
Loans	7,750	5,859
Loans > 90 Days and Accruing	0	0
Commercial
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	5,204	10,773
Total Past Due	5,204	10,773
Current	40,041	37,148
Loans	45,245	47,921
Loans > 90 Days and Accruing	0	0
Commercial – Owner Occupied
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	812	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	358	735
Total Past Due	1,170	735
Current	170,870	175,914
Loans	172,040	176,649
Loans > 90 Days and Accruing	0	0
Commercial – Non-owner Occupied
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	4,002	8,624
Total Past Due	4,002	8,624
Current	252,469	229,294
Loans	256,471	237,918
Loans > 90 Days and Accruing	0	0
Residential – 1 to 4 Family
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	0	629
60-89 Days Past Due	0	20
Greater than 90 Days and Not Accruing	3,255	6,367
Total Past Due	3,255	7,016
Current	210,011	164,878
Loans	213,266	171,894
Loans > 90 Days and Accruing	0	0
Residential – Multifamily
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	357	364
60-89 Days Past Due	0	0
Greater than 90 Days and Not Accruing	0	0
Total Past Due	357	364
Current	17,756	24,809
Loans	18,113	25,173
Loans > 90 Days and Accruing	0	0
Consumer
Age analysis of past due loans by class [Abstract]
30-59 Days Past Due	31	0
60-89 Days Past Due	32	0
Greater than 90 Days and Not Accruing	0	94
Total Past Due	63	94
Current	18,413	17,461
Loans	18,476	17,555
Loans > 90 Days and Accruing	$ 0	$ 0